Long-Term Investments - Schedule of Long-Term Investments - Schedule of Available-for-Sale Equity Securities (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long Term Investment [Line Items]
Common stock, shares	2,012,298,797	1,006,116,602
Other-than-temporary impairment		$ 1,582,000
Entree Gold Inc. [Member]
Long Term Investment [Line Items]
Other-than-temporary impairment	$ 0	$ 1,500,000
Class A [Member] | Ivanhoe Mines Ltd. [Member]
Long Term Investment [Line Items]
Common stock, shares	22,400,000	11,700,000
Restricted stock, shares	11,700,000	10,700,000
Restricted shares, expiry date	Oct. 23, 2015
Aggregate equity interest percentage	5.40%